Business combinations in 2021 (Tables)	12 Months Ended
Dec. 31, 2022
APR [member]
Disclosure of detailed information about business combination [line items]
Summary of Consideration Transferred

Consideration transferred
TCHF
Cash	21,500
Non-cash (Relief shares)	42,912
Contingent consideration	20,157

Total consideration transferred	84,569

Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition
Assets acquired and liabilities recognized at the date of acquisition
The fair values of the assets and liabilities of APR as of the date of acquisition were as follows:

TCHF
Non-current assets
Right-of-use assets	2,599
Property and equipment	34
Intangible assets	90,236
Deferred tax assets	1,239
Other non-current assets	55
Current assets
Inventories	192
Trade receivables	1,107
Other current assets and other receivables	851
Cash and cash equivalents	5,710
Non-current liabilities
Non-current lease liabilities	(2,248)
Defined benefit obligation	(1,707)
Deferred tax liabilities	(14,402)
Current liabilities
Current lease liabilities	(371)
Current borrowings	(5,170)
Trade payables	(952)
Other current liabilities	(1,262)

Net assets acquired	75,911

Goodwill arising from the acquisition

TCHF
Consideration transferred	84,569
Fair value of identifiable net assets	(75,911)

Goodwill	8,658

Summary of Net Cash Outflow from the Acquisition	Net cash outflow from the acquisition

TCHF
Cash and cash equivalent balance acquired	5,710
Consideration paid in cash and cash equivalents	(21,500)

Net cash outflow	(15,790)

AdVita [member]
Disclosure of detailed information about business combination [line items]
Summary of Consideration Transferred	Consideration transferred

TCHF
Cash	—
Non-cash (Relief shares)	31,490
Contingent consideration	10,465

Total consideration transferred	41,955

Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition
Assets acquired and liabilities recognized at the date of acquisition
The fair values of the assets and liabilities of AdVita as at the date of acquisition were as follows:

TCHF
Non-current assets
Tangible assets	14
Right-of-use assets	98
Intangible assets	50,716
Current assets
Trade receivables	64
Inventory	88
Other current assets	717
Cash and cash equivalents	1,302
Non-current liabilities
Non-current lease liabilities	(76)
Other non-current borrowings	(2,900)
Deferred tax liabilities	(7,086)
Current liabilities
Current lease liabilities	(22)
Other current borrowings	—
Trade payables	(63)
Provisions	(649)
Other current liabilities	(248)

Net assets acquired	41,955

Summary of Net Cash Outflow from the Acquisition
Net cash outflow from the acquisition

TCHF
Cash and cash equivalent balance acquired	1,302
./. Loan due to Relief by the acquired subsidiary	(2,193)
./. Consideration paid in cash and cash equivalents	—

Net cash outflow	(891)